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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended November 30, 2004. This 1 series has a May 31 fiscal year end.

Date of reporting period: November 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2004

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2004.

As we entered the investment period, our municipal bond portfolio management teams had to make investment decisions against the backdrop of an economy that appeared to be softening and a Federal Reserve that seemed determined to raise interest rates. While second calendar quarter Gross Domestic Product (GDP) and employment growth were below expectations, energy prices were climbing ahead of the summer driving season and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the Federal Funds rate on June 30, 2004. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Considering the moderation in GDP and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The fiscal period began with a mixed message on the economy. After having climbed by more than 4% in the first calendar quarter, GDP was headed for a 3% gain in the second period. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors

LETTER TO SHAREHOLDERS continued

a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Federal Reserve, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Federal Reserve's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Federal Reserve officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also slowed, and the inflation fears of June had dissipated by September. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm up for many U.S. Treasury and Municipal securities.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our municipal bond portfolio teams emphasized the long-end of the curve throughout the investment period in an attempt to enhance total return through the improved yields available there. In addition, security selection played a major role in our investment

LETTER TO SHAREHOLDERS continued

decisions since both issuance and liquidity declined from the solid levels prevalent last year. Issuance was down because of the improved financial conditions of many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of November 30, 2004

MANAGEMENT TEAM

Michael Pietronico

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return
with sales charge	-0.91%	-1.34%	2.66%	N/A	N/A

6-month return
w/o sales charge	4.03%	3.66%	3.66%	4.18%	4.05%

Average annual return*

1-year with sales charge	-1.79%	-2.58%	1.39%	N/A	N/A

1-year w/o sales charge	3.11%	2.39%	2.38%	3.42%	3.16%

5-year	6.03%	6.47%	6.78%	7.22%	7.15%

Since portfolio inception	5.65%	6.18%	6.18%	6.49%	6.44%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares' inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund.

All data is as of November 30, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2004	11/30/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,040.26	$ 4.86
Class B	$ 1,000.00	$ 1,036.64	$ 8.48
Class C	$ 1,000.00	$ 1,036.57	$ 8.47
Class I	$ 1,000.00	$ 1,041.82	$ 3.38
Class IS	$ 1,000.00	$ 1,040.52	$ 4.65
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.31	$ 4.81
Class B	$ 1,000.00	$ 1,016.75	$ 8.39
Class C	$ 1,000.00	$ 1,016.75	$ 8.39
Class I	$ 1,000.00	$ 1,021.76	$ 3.35
Class IS	$ 1,000.00	$ 1,020.51	$ 4.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.66% for Class B, 1.66% for Class C, 0.66% for Class I and 0.91% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,		Year Ended
	November 30, 2004			December 31,
CLASS A	(unaudited)	2004 [1]	2003 [1,2]	2002 [1,3,4]

Net asset value, beginning of period	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income	1.08	1.93	0.66	1.64
Net realized and unrealized gains or losses on securities	1.30	(2.46)	1.85	3.17

Total from investment operations	2.38	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(1.11)	(1.98)	(0.60)	(1.64)
Net realized gains	0	(0.79)	(0.98)	(0.60)
Total distributions to shareholders	(1.11)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 60.51	$ 59.24	$ 62.54	$61.61

Total return [5]	4.03%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,131	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses [6]	0.95% [7]	0.98%	0.93% [7]	0.75% [7]
Net investment income	3.58% [7]	3.18%	2.56% [7]	3.03% [7]
Portfolio turnover rate	57%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipa l Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to Novembe r 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,		Year Ended
	November 30, 2004			December 31,
CLASS B	(unaudited) [1]	2004 [2]	2003 [2,3]	2002 [2,4]

Net asset value, beginning of period	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income	0.87	1.51	0.44	0.22
Net realized and unrealized gains or losses on securities	1.30	(2.46)	1.91	0.55

Total from investment operations	2.17	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(0.90)	(1.56)	(0.44)	(0.22)

Net realized gains	0	(0.79)	(0.98)	0
Total distributions to shareholders	(0.90)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$60.51	$59.24	$62.54	$61.61

Total return [5]	3.66%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,156	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses [6]	1.66% [7]	1.68%	1.64% [7]	1.57% [7]
Net investment income	2.90% [7]	2.57%	1.79% [7]	2.16% [7]
Portfolio turnover rate	57%	247%	73%	281%

1 Net investment income per share is based on average shares outstanding during the period.

2 Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

3 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

4 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,		Year Ended
	November 30, 2004			December 31,
CLASS C	(unaudited) [1]	2004 [2]	2003 [2,3]	2002 [2,4]

Net asset value, beginning of period	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income	0.87	1.49	0.49	0.22

Net realized and unrealized gains or losses on securities	1.29	(2.44)	1.86	0.54

Total from investment operations	2.16	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(0.89)	(1.56)	(0.44)	(0.22)
Net realized gains	0	(0.79)	(0.98)	0
Total distributions to shareholders	(0.89)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.51	$59.24	$62.54	$61.61

Total return [5]	3.66%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,224	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses [6]	1.66% [7]	1.68%	1.63% [7]	1.48% [7]
Net investment income	2.89% [7]	2.58%	1.79% [7]	1.63% [7]
Portfolio turnover rate	57%	247%	73%	281%

1 Net investment income per share is based on average shares outstanding during the period.

2 Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

3 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

4 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

5 Excluding applicable sales charges

6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	November	Year Ended May 31,		Year Ended December 31,
	30, 2004
CLASS I	(unaudited)	2004 [1]	2003 [1,2]	2002 [1,3]	2001 [1,3]	2000 [1,3]	1999 [1,3]

Net asset value, beginning of period	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28	$ 54.89	$ 57.02

Income from investment operations
Net investment income	1.18	2.13	0.71	1.86	1.97	2.57	2.24
Net realized and unrealized gains
or losses on securities	1.29	(2.47)	1.86	4.36	1.92	3.39	(2.13)

Total from investment operations	2.47	(0.34)	2.57	6.22	3.89	5.96	0.11

Distributions to shareholders from
Net investment income	(1.20)	(2.17)	(0.66)	(2.02)	(1.97)	(2.57)	(2.24)
Net realized gains	0	(0.79)	(0.98)	(0.60)	(2.19)	0	0
Total distributions to shareholders	(1.20)	(2.96)	(1.64)	(2.62)	(4.16)	(2.57)	(2.24)

Net asset value, end of period	$ 60.51	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28	$ 54.89

Total return	4.18%	(0.57%)	4.25%	10.96%	6.79%	11.21%	0.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$403,829	$441,869	$76,602	$86,542	$46,076	$25,745	$19,044
Ratios to average net assets
Expenses [4]	0.66% [5]	0.68%	0.64% [5]	0.51%	0.50%	0.50%	0.50%
Net investment income	3.91% [5]	3.59%	2.81% [5]	3.42%	3.26%	4.64%	3.96%
Portfolio turnover rate	57%	247%	73%	281%	424%	370%	299%

1 Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	November 30, 2004	May 31,
CLASS IS	(unaudited)	2004 [1,2]

Net asset value, beginning of period	$ 59.24	$ 60.85

Income from investment operations
Net investment income	1.11	1.80
Net realized and unrealized gains or losses on securities	1.28	(1.59)

Total from investment operations	2.39	0.21

Distributions to shareholders from
Net investment income	(1.12)	(1.82)

Net asset value, end of period	$ 60.51	$ 59.24

Total return	4.05%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,532	$14,219
Ratios to average net assets
Expenses [3]	0.91% [4]	0.93% [4]
Net investment income	3.66% [4]	3.40% [4]
Portfolio turnover rate	57%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund became the accounting and performance survivor in this transaction . Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction . As a result, accounting and performan ce information for Class IS shares commenced on July 11, 2003.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.3%
AIRPORT 1.3%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011,
(Insd. by MBIA)	$ 3,025,000	$3,331,886
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015,
(Insd. by AMBAC)	2,400,000	2,650,320

		5,982,206

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A,
6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,893,185
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	1,380,000	1,380,787
Fellowship Vlg. Proj.:
Ser. A, 5.20%, 01/01/2009	530,000	549,690
Ser. A, 5.30%, 01/01/2010	585,000	609,008
Franciscan Oaks Proj., 5.70%, 10/01/2017	1,215,000	1,166,108

		5,598,778

EDUCATION 4.7%
Colorado Edl. & Cultural Facs. RB, Nashville Pub. Radio Proj., 5.75%, 04/01/2013	200,000	216,890
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%,
07/01/2023	1,000,000	1,104,110
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	3,840,000	3,974,784
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%,
09/01/2018	4,535,000	4,856,350
Rutgers Univ., NJ RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	7,230,000	7,844,478
5.00%, 05/01/2016, (Insd. by FGIC)	2,470,000	2,661,499
University of Texas RB, Financing Sys., 5.00%, 08/15/2019	1,000,000	1,062,360

		21,720,471

GENERAL OBLIGATION - LOCAL 19.4%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,938,559
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,056,600
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,573,075
California Southwestern Cmnty. College GO, Election 2000 Proj.:
5.00%, 08/01/2018	1,300,000	1,395,771
5.00%, 08/01/2019	2,850,000	3,043,515
Clark Cnty., NV Sch. Dist. GO, Ser. A, 5.00%, 06/15/2016, (Insd. by FSA)	1,810,000	1,952,375
Columbus, OH GO, Ser. 1, 5.00%, 07/01/2019	2,100,000	2,248,491
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,421,483
Fort Bend Cnty., TX GO, 5.00%, 03/01/2019	3,050,000	3,230,896
Fort Bend, TX Independent Sch. Dist. GO, Ser. A, 4.10%, 08/15/2016	3,190,000	3,178,101
Frisco, TX GO, 5.25%, 02/15/2016, (Insd. by MBIA)	1,385,000	1,510,495
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. A, 5.25%, 10/01/2015	1,885,000	2,072,086
Horry Cnty., SC GO, Ser. A, 5.00%, 03/01/2017, (Insd. by MBIA)	555,000	596,203

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Jackson Cnty., MO Reorganized Sch. Dist. No. 7 GO, Lees Summit Sch.
Bldg. Proj., 5.00%, 03/01/2016, (Insd. by MBIA)	$ 1,875,000	$2,023,219
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Gtd. by PSF)	2,880,000	3,050,179
Klein, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	1,000,000	1,058,320
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,190,333
Unified Sch. Dist., Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	3,000,000	3,229,650
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,061,519
McKinney, TX Independent Sch. Dist. GO:
5.125%, 02/15/2018, (Gtd. by PSF)	1,550,000	1,660,903
5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,744,381
New York, NY GO, RITES-PA-878, 6.60%, 08/01/2013, (Insd. by MBIA)†	5,000,000	5,749,300
North East, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	4,000,000	4,255,200
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,492,227
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,093,987
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,276,674
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,689,076
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,497,231
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,693,940

		88,983,789

GENERAL OBLIGATION - STATE 3.0%
New York GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,961,925
Ser. G, 5.25%, 08/01/2015	3,170,000	3,441,067
Ser. G, 5.625%, 08/01/2013	3,000,000	3,338,970
Ser. G, 5.625%, 08/01/2015	620,000	680,791
Texas GO:
5.60%, 06/01/2009	415,000	452,511
5.75%, 06/01/2011	670,000	730,682
5.90%, 12/01/2014	130,000	139,728

		13,745,674

HOSPITAL 6.5%
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Hosp. Proj., 5.65%, 10/01/2016	4,850,000	5,212,925
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,209,446
6.00%, 12/01/2014	4,865,000	5,421,167
New Hampshire Hlth. & Ed. Facs. RB, 6.00%, 10/01/2016	1,000,000	1,095,350
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr.:
6.00%, 07/01/2012	3,000,000	3,351,720
6.25%, 07/01/2017	2,000,000	2,248,720
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A,
6.25%, 01/15/2017	5,535,000	6,162,614
Wisconsin Hlth. & Edl. Facs. Auth. RB, 6.00%, 08/15/2014	1,000,000	1,112,030

		29,813,972

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 8.5%
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	$ 2,750,000	$2,930,153
Massachusetts HFA MHRB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	150,000	150,863
Michigan Hsg. Dev. Auth. MHRB, RITES-PA-849, 10.40%, 10/01/2015,
(Insd. by MBIA)†	4,670,000	4,933,108
Minnesota HFA SFHRB, 6.20%, 01/01/2021	2,020,000	2,094,033
Mississippi Home Corp. SFHRB, 6.70%, 12/01/2029, (Insd. by GNMA & FNMA)	3,175,000	3,290,602
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,820,000	1,820,164
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	425,000	437,520
New Hampshire HFA SFHRB, 6.15%, 07/01/2029	435,000	447,215
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	620,000	625,239
Ser. E, 6.55%, 09/01/2031	3,075,000	3,323,552
New York HFA RB, Personal Income Tax:
Ser. A, 5.25%, 09/15/2017	1,795,000	1,929,607
Ser. A, 5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,533,714
Ohio HFA Mtge. SFHRB, 5.625%, 03/01/2032, (Insd. by GNMA)	4,385,000	4,622,272
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	925,000	956,940
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Insd. by GNMA)	8,980,000	9,771,407

		38,866,389

INDUSTRIAL DEVELOPMENT REVENUE 1.5%
Hodgkins, IL Env. RB, MBM Proj., 6.00%, 11/01/2015	7,000,000	7,070,490

LEASE 4.9%
New York Dorm. Auth. RB:
Ser. A, 5.00%, 07/01/2015	1,100,000	1,189,199
Ser. A, 5.00%, 07/01/2016	1,230,000	1,321,377
Ser. A, 5.50%, 05/15/2013	13,000,000	14,562,990
Texas Pub. Fin. Auth. RRB, Hlth. Svcs. Proj.:
5.00%, 02/01/2017	1,450,000	1,548,455
5.00%, 02/01/2018	1,990,000	2,116,962
Texas Pub. Fin. Auth. RRB, Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,648,890

		22,387,873

PORT AUTHORITY 1.8%
Long Beach, CA Port. Auth. RRB, Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,072,390
Port Auth. NY & NJ RB, Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	6,700,000	7,085,920

		8,158,310

PRE-REFUNDED 6.2%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	285,000	298,022
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	4,580,000	5,343,532
Illinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,990,000	5,328,206
Texas Natl. Research Lab. Commission RB, 6.95%, 12/01/2012	15,000,000	17,654,250

		28,624,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.7%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking Proj.:
5.50%, 01/15/2008 h	$ 6,500,000	$3,063,125
5.75%, 01/15/2010 h	3,950,000	1,861,437
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017,
(Insd. by AMBAC)	1,765,000	1,896,475
New York Pwr. Auth. RB, Ser. A, 5.00%, 11/15/2019	1,000,000	1,055,700

		7,876,737

SALES TAX 5.6%
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	5,084,457
Ser. B, 5.00%, 11/15/2018	2,250,000	2,402,235
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017	8,500,000	9,180,255
New York, NY Transitional Fin. Auth. RB:
Ser. A, 5.00%, 08/01/2016	3,950,000	4,224,802
Ser. A, 5.00%, 08/01/2017	4,450,000	4,736,135

		25,627,884

SPECIAL TAX 6.8%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2016	2,900,000	3,066,344
Los Angeles, Cnty., CA Metro. Trans. RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	2,500,000	2,653,950
New York Urban Dev. Corp. RB, Ser. C-1, 5.50%, 03/15/2015, (Insd. by FGIC)	1,730,000	1,926,978
South Carolina Pub. Svc. Auth. RB:
Ser. A, 5.00%, 01/01/2016, (Insd. by FSA)	4,175,000	4,493,594
Ser. A, 5.00%, 01/01/2017, (Insd. by FSA) ##	17,775,000	19,019,428

		31,160,294

TRANSPORTATION 14.6%
Florida Dept. of Trans. RB, Right of Way Proj., Ser. A, 5.25%, 07/01/2016	6,790,000	7,529,431
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	4,025,000	4,376,342
New Mexico Trans. Fin. Auth. RB, Ser. A, 5.125%, 06/15/2018	20,000,000	21,572,200
New York Thruway Auth. RB:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	5,200,000	5,548,452
Gen. Hwy. & Bridge:
Ser. A, 5.00%, 04/01/2017	1,000,000	1,073,990
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,728,130
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,059,106
Ser. B, 5.00%, 04/01/2019, (Insd. by AMBAC)	9,535,000	10,156,491

		67,044,142

UTILITY 1.6%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2016, (Insd. by MBIA)	1,555,000	1,676,834
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,746,627
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,835,790
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,917,397

		7,176,648

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 7.0%
Contra Costa, CA Wtr. Dist. RRB:
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	$ 8,150,000	$8,788,960
Ser. M, 5.00%, 10/01/2018	5,690,000	6,079,139
New York Env. Facs. Corp. RB:
5.00%, 06/15/2017	1,205,000	1,292,338
5.00%, 11/15/2017	1,835,000	1,979,800
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017 #	2,895,000	3,118,581
Portland, OR Swr. Sys. RB, Ser. B, 5.00%, 06/01/2017 #	10,000,000	10,797,300

		32,056,118

Total Municipal Obligations (cost $435,852,064)		441,893,785

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Municipal Money Market Fund ø
(cost $12,949,231)	12,949,231	12,949,231

Total Investments (cost $448,801,295) 99.1%		454,843,016
Other Assets and Liabilities 0.9%		4,029,376

Net Assets 100.0%		$458,872,392

†	Inverse floating rate security.
h	Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
PSF	Permanent School Fund
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2004 (unaudited)

The following table showsthe percent of total long-term investments by geographic location as of November 30, 2004:

New York	25.2%
Texas	17.0%
California	12.4%
New Mexico	5.6%
New Jersey	5.4%
South Carolina	5.3%
Illinois	3.9%
Michigan	3.9%
Pennsylvania	2.5%
Oregon	2.4%
Florida	2.3%
Tennessee	2.1%
Massachusetts	1.9%
Ohio	1.5%
Colorado	1.4%
South Dakota	1.2%
Missouri	0.9%
Mississippi	0.7%
Minnesota	0.5%
Nevada	0.4%
New Hampshire	0.3%
Oklahoma	0.2%
Wisconsin	0.2%
Non-state specific	2.8%

100.0%

The following table showsthe percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of November 30, 2004:

AAA	70.7%
AA	13.2%
A	7.1%
BBB	2.1%
NR	6.9%

100.0%

The following table showsthe percent of total bonds by maturity as of November 30, 2004:

Less than 1 year	1.4%
3 to 5 years	1.8%
5 to 10 years	14.5%
10 to 20 years	75.7%
20 to 30 years	3.3%
Greater than 30 years	3.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004 (unaudited)

Assets
Investments in securities, at value (cost $448,801,295)	$454,843,016
Receivable for Fund shares sold	12,450,124
Interest receivable	6,916,834
Prepaid expenses and other assets	134,242

Total assets	474,344,216

Liabilities
Dividends payable	1,265,944
Payable for securities purchased	13,940,438
Payable for Fund shares redeemed	200,127
Advisory fee payable	5,982
Distribution Plan expenses payable	581
Due to other related parties	699
Accrued expenses and other liabilities	58,053

Total liabilities	15,471,824

Net assets	$458,872,392

Net assets represented by
Paid-in capital	$476,974,700
Overdistributed net investment income	(635,982)
Accumulated net realized losses on securities	(23,508,047)
Net unrealized gains on securities	6,041,721

Total net assets	$458,872,392

Net assets consists of
Class A	$23,131,110
Class B	6,156,177
Class C	11,223,727
Class I	403,829,083
Class IS	14,532,295

Total net assets	$458,872,392

Shares outstanding
Class A	382,291
Class B	101,745
Class C	185,496
Class I	6,674,181
Class IS	240,179

Net asset value per share
Class A	$60.51
Class A - Offering price (based on sales charge of 4.75%)	$63.53
Class B	$60.51
Class C	$60.51
Class I	$60.51
Class IS	$60.51

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2004 (unaudited)

Investment income
Interest	$10,485,259

Expenses
Advisory fee	1,098,404
Distribution Plan expenses
Class A	23,405
Class B	21,700
Class C	34,656
Class IS	17,949
Administrative services fee	230,069
Transfer agent fees	17,262
Trustees' fees and expenses	8,390
Printing and postage expenses	17,005
Custodian and accounting fees	66,093
Registration and filing fees	44,723
Professional fees	12,207
Other	18,382

Total expenses	1,610,245
Less: Expense reductions	(1,162)
Expense reimbursements	(347)

Net expenses	1,608,736

Net investment income	8,876,523

Net realized and unrealized gains or losses on securities
Net realized gains on securities	2,891,700
Net change in unrealized gains or losses on securities	6,873,445

Net realized and unrealized gains or losses on securities	9,765,145

Net increase in net assets resulting from operations	$18,641,668

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	November30, 2004		YearEnded
	(unaudited)		May 31,2004(a) (b)

Operations
Net investment income		$ 8,876,523		$ 17,419,297
Net realized gains on securities		2,891,700		370,495
Net change in unrealized gains or losses
on securities		6,873,445		(15,143,421)

Net increase in net assets resulting from
operations		18,641,668		2,646,371

Distributions to shareholders from
Net investment income
Class A		(282,308)		(456,782)
Class B		(63,948)		(57,468)
Class C		(100,772)		(71,615)
Class I		(8,273,719)		(16,491,993)
Class IS		(264,688)		(421,231)
Net realized gains
Class A		0		(191,163)
Class B		0		(17,847)
Class C		0		(17,584)
Class I		0		(996,745)
Class IS		0		0

Total distributions to shareholders		(8,985,435)		(18,722,428)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	218,877	13,321,696	170,944	10,488,123
Class B	45,539	2,775,903	54,532	3,332,234
Class C	113,931	6,958,540	73,464	4,479,130
Class I	519,874	31,407,216	1,051,732	63,435,120
Class IS	54,103	3,263,767	107,011	6,483,350

		57,727,122		88,217,957

Net asset value of shares issued in
reinvestment of distributions
Class A	3,511	212,838	7,229	438,449
Class B	724	43,855	1,065	64,604
Class C	747	45,308	1,079	65,396
Class I	11,553	699,823	31,868	1,933,591
Class IS	2,338	141,698	3,795	229,448

		1,143,522		2,731,488

Automatic conversion of Class B shares
to Class A shares
Class A	0	0	153	9,563
Class B	0	0	(153)	(9,563)

		0		0

Payment for shares redeemed
Class A	(59,972)	(3,629,205)	(167,441)	(10,205,777)
Class B	(6,511)	(392,805)	(10,754)	(648,774)
Class C	(15,100)	(908,473)	(9,304)	(556,706)
Class I	(1,316,021)	(79,196,365)	(3,183,752)	(192,638,585)
Class IS	(56,285)	(3,404,685)	(101,602)	(6,121,292)

		(87,531,533)		(210,171,134)

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	November 30, 2004		Year Ended
	(unaudited)		May 31, 2004(a) (b)

	Shares		Shares
Capital share transactions continued
Net asset value of shares issued in
acqusition
Class I	0	$ 0	8,333,840	$ 507,085,876
Class IS	0	0	230,819	14,044,368

		0		521,130,244

Net increase (decrease) in net assets
resulting from capital share transactions		(28,660,889)		401,908,555

Total increase (decrease) in net assets		(19,004,656)		385,832,498
Net assets
Beginning of period		477,877,048		92,044,550

End of period		$ 458,872,392		$ 477,877,048

Overdistributed net investment income		$ (635,982)		$ (527,070)

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"), a series of Evergreen Municipal Trust. Evergreen Offit National Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Offit National Fund has been carried forward in the financial statements contained herein.

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $347. As of November 30, 2004 the Fund had $4,170 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2004, EIS received $14,034 from the sale of Class A shares and $4,555 and $3,835 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Fund in a tax-free exchange for Class A, Class B, Class C shares and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Offit National Fund at an exchange ratio of 0.18, 0.18, 0.18 and 0.18 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,454,605. The aggregate net assets of the Fund and Evergreen Offit National Fund immediately prior to the acquisition were $521,130,244 and $94,992,877, respectively. The aggregate net assets of the Fund immediately after the acquisition were $616,123,121. Evergreen Offit National Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $257,431,265 and $291,396,960, respectively, for the six months ended November 30, 2004.

On November 30, 2004, the aggregate cost of securities for federal income tax purposes was $448,838,724. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,495,730 and $6,491,438, respectively, with a net unrealized appreciation of $6,004,292.

As of May 31, 2004, the Fund had $26,362,318 in capital loss carryovers for federal income tax purposes with $13,040,031 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen Funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen Funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564618 rv2 1/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 26, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 26, 2005